Cash and cash equivalents	6 Months Ended
Dec. 31, 2019
Cash and cash equivalents
Cash and cash equivalents

22         Cash and cash equivalents

	31 December	30 June	31 December
	2019	2019	2018
	£’000	£’000	£’000
Cash at bank and in hand	100,856	307,637	190,395

Cash and cash equivalents for the purposes of the interim consolidated statement of cash flows are as above.